PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Pre-delivery payments to aircraft manufacturers	$ 360,387	$ 348,148
Description of property and plant equipment	property plant and equipment from available for sale for ThU$ 464,812 and the reclassification of 11 B767 aircraft that were moved to available for sales for ThU$ 606,522 (see note 13).
Description of property plant and equipment	Except in the case of the Boeing 767 300ER and Boeing 767 300F fleets that consider a lower residual value, due to the extension of their useful life to 22 and 30 years respectively. Additionally, certain technical components are depreciated based on cycles and hours flown.
Indirect existing debt	$ 1,642,779	1,762,611
Indirect book value	3,496,397	$ 3,866,237
Airbus SAS [Member] | Aircraft Purchase Agreement [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Manufacturers price property, plant and equipment	5,700,000
The Boeing Company [Member] | Aircraft Purchase Contracts [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Manufacturers price property, plant and equipment	$ 1,800,000